Income Taxes 2 (Details)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Reconciliations of federal statutory income tax rate and Company's effective income tax rate:
Statutory income tax rate	35.00%	35.00%	35.00%
State and local taxes	2.30%	2.50%	2.80%
U.S. tax on foreign income, net	0.00%	0.00%	1.80%
Valuation allowance	0.00%	0.00%	(0.60%)
Foreign income taxes	(2.30%)	(1.80%)	(1.00%)
Deductible dividend	(0.50%)	(0.50%)	(0.50%)
Other, net	(1.00%)	(0.40%)	(0.80%)
Effective income tax rate	33.50%	34.80%	36.70%